Income Tax (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Income Tax in Profit or Loss

Income tax in the profit or loss comprises:

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
	(restated)	(restated)
Provision for PRC income tax	7,128	3,478	3,147
Provision for income tax of other tax jurisdictions	74	155	123
Deferred taxation	(650)	2,360	2,922

	6,552	5,993	6,192

Reconciliation of Expected Tax Expense with Actual Tax Expense

A reconciliation of the expected tax expense with the actual tax expense is as follows:

			Year ended December 31,
	Notes		2015	2016	2017
			RMB	RMB	RMB
			(restated)	(restated)
Earnings before income tax			26,698	24,116	24,953

Expected income tax expense at statutory tax rate of 25%	(i	)	6,674	6,029	6,238
Differential tax rate on PRC subsidiaries’ and branches’ income	(i	)	(400)	(275)	(108)
Differential tax rate on other subsidiaries’ income	(ii	)	(25)	(53)	(82)
Non-deductible expenses	(iii	)	431	485	380
Non-taxable income	(iv	)	(75)	(105)	(112)
Others	(v	)	(53)	(88)	(124)

Actual income tax expense			6,552	5,993	6,192

Notes:

(i)	Except for certain subsidiaries and branches which are mainly taxed at a preferential rate of 15%, the provision for mainland China income tax is based on a statutory rate of 25% of the assessable income of the Company, its mainland China subsidiaries and branches as determined in accordance with the relevant income tax rules and regulations of the PRC.
(ii)	Income tax provisions of the Company’s subsidiaries in Hong Kong and Macau Special Administrative Regions of the PRC, and in other countries are based on the subsidiaries’ assessable income and income tax rates applicable in the respective tax jurisdictions which range from 12% to 39%.
(iii)	Amounts represent miscellaneous expenses in excess of statutory deductible limits for tax purposes.
(iv)	Amounts represent miscellaneous income which are not subject to income tax.
(v)	Amounts primarily represent tax deduction on prior year research and development expenses approved by tax authorities and other tax benefits.